Supplemental Oil and Natural Gas Information (Unaudited) - Results of Oil and Natural Gas Producing Activities (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 Predecessor [Member]	Sep. 30, 2013 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]	Mar. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]	Mar. 31, 2012 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Oil and natural gas sales	$ 57,758	$ 24,655	$ 36,380	$ 36,860	$ 25,147	$ 24,655	$ 26,799	$ 26,895	$ 26,195	$ 24,538	$ 123,042	$ 104,427	$ 63,989
Lease operating expenses	7,063	3,355									14,664	12,854	5,712
Production and ad valorem taxes	3,876	1,636									8,326	7,575	4,192
Results of operations, before other costs											100,052	83,998	54,085
Depreciation, depletion, amortization and impairment	16,361	10,202									47,158	48,803	16,612
Income tax (expense) benefit	(135,213)	0	(2,194)	0	(68)	0	(26)	405	97	(137)	(2,262)	339	(550)
Results of operations											$ 50,632	$ 35,534	$ 36,923